FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS

23. FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Group’s financial liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2011 include contingent consideration payables in connection with business acquisition of Adventier (Note 3) and certain employment contract in 2011.

The following table summarizes the Group’s financial liabilities measured at fair value on a recurring basis.

	December 31,	Quoted Prices in Active Market for Identical Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
	2010
Share-based compensation liability	$62	$—	$—	$62
Contingent consideration	598	—	—	598
Conversion right feature	8,904	—	—	8,904

Total	$9,564	$—	$—	$9,564

	2011
Share-based compensation liability	$—	$—	$—	$—
Contingent consideration	4,076	—	—	4,076
Conversion right feature	—	—	—	—

Total	$4,076	$—	$—	$4,076

The following table summarizes the movement of the balances of the Group’s financial liabilities measured at fair value on a recurring basis:

Amounts
Balance as of January 1, 2009	$—
Initial recognition of contingent consideration in connection with acquisition of Star	1,596
Gain on change in fair value of contingent consideration of acquisition of Star	(90)
Settlement of contingent consideration of acquisition of Star	(836)
Initial recognition of contingent consideration in connection with acquisition of MDCL	549
Loss on change in fair value of contingent consideration of acquisition of MDCL	93
Initial recognition of return rate reset feature of convertible notes	1,706

Balance as of December 31, 2009	3,018
Initial recognition of contingent consideration in connection with acquisition of Ascend	1,266
Loss on change in fair value of contingent consideration of acquisition of Ascend	132
Settlement of contingent consideration of acquisition of Ascend	(1,073)
Initial recognition of contingent consideration in connection with acquisition of Shanghai Kangshi	(225)
Loss on change in fair value of contingent consideration of acquisition of Shanghai Kangshi	62
Initial recognition of return rate reset feature of convertible notes	488
Increase in fair value of return rate reset feature of convertible notes	2,365
Reset of return rate of convertible notes	(4,559)
Initial recognition of conversion right feature of convertible notes	2,841
Increase in fair value of conversion right feature of convertible notes	6,063
Gain on change in fair value of contingent consideration of acquisition of MDCL	(245)
Settlement of contingent consideration of acquisition of MDCL	(335)
Loss on change in fair value of contingent consideration of acquisition of Star	23
Settlement of contingent consideration of acquisition of Star	(257)

Balance as of December 31, 2010	$9,564
Initial recognition of contingent consideration in connection with acquisition of Advernier	2,076
Loss on change in fair value of contingent consideration of acquisition of Advendier	1,838
Loss on change in fair value of contingent consideration of acquisition of Ascend	2,966
Settlement of contingent consideration of acquisition of Ascend	(3,290)
Gain on change in fair value of contingent consideration of acquisition of Star	(2)
Settlement of contingent consideration of acquisition of Star	(439)
Loss on change in fair value of contingent consideration of acquisition of Shanghai Kangshi	167
Initial recognition of contingent consideration in connection with employment contracts	162
Settlement of Share-based compensation liability	(62)
Settlement of conversion right feature of convertible notes	(8,904)

Balance as of December 31, 2011	$4,076

The Group measured the fair value of the contingent considerations considering, among other factors, forecasted financial performance of the acquired businesses, market performance, and the market potential of the acquired businesses. These contingent considerations are considered Level 3 liabilities because the Group used unobservable inputs, reflecting the Group’s assessment of the assumptions market participants would use in valuing these assets and liabilities.

The Group measures the return rate reset feature of the convertible notes using “with & without” valuation method. The derivative was considered a Level 3 liability because the Group used unobservable inputs, such as the estimation of the probability return rate reset occurring and appropriate discount rate, to determine the fair value of the derivatives.

The fair value of the conversion right feature of convertible notes was determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, using the Binomial option pricing model with assumptions as follows:

	For the years ended December 31,
	As of Initial Measurement Date (December 14, 2010)	As of December 31, 2010
Risk-fee rate of return	1.17%	1.20%
Expected remaining contractual life of the warrants	1.0 years	0.95 years
Volatility	42%	41%
Expected dividend yield	—	—

Measured on non-recurring basis

In January 2010, the FASB issued authoritative guidance to improve disclosures about fair value measurements. This guidance amends previous guidance on fair value measurements to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurement on a gross basis rather than on a net basis as currently required. This guidance also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. This guidance is effective for annual and interim periods beginning after December 15, 2009, except for the requirement to provide the Level 3 activities of purchases, sales, issuances, and settlements on a gross basis, which will be effective for annual and interim periods beginning after December 15, 2010. Early application is permitted and, in the period of initial adoption, entities are not required to provide the amended disclosures for any previous periods presented for comparative purposes. The adoption of this pronouncement did not have any significant impact on the Company’s financial condition or results of operations.

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities at initial recognition based on Level 3 inputs in connection with business acquisitions.

The Group measured the fair value of the purchased intangible assets using the “cost”, “income approach-excess earnings” and “with & without” valuation methods. These purchased intangible assets are considered Level 3 assets and liabilities because the Group used unobservable inputs, such as forecasted financial performance of the acquired business and discount rates, to determine the fair value of these purchased assets/liabilities.